Financial Instruments and Fair Value (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2019	Dec. 31, 2022 EUR (€)
Financial Instruments and Fair Value (Details) [Line Items]
Variable interest rate	4.25%
Interest rate percentage		9.50%
NovioGendix & GPS description	The fair value of contingent consideration payable to NovioGendix (presented in the yearend statement of financial position under “other non-current financial liabilities” and “other current financial liabilities”) and Exact Sciences is based on an estimated outcome of the conditional purchase price/contingent payments arising from contractual obligations (level 3). This is initially recognized as part of the purchase price and subsequently fair valued with changes recorded through other operating income in the statement of profit or loss. oNovioGendix: the Company used a discount rate of 12.16%. A net positive fair value measurement of $435,000 was recognized in the 2022 consolidated financial statements, of which $632,000 in operating income and $197,000 in financial expense. oGPS: The fair value of the contingent consideration payable to Exact Sciences is based on a probability-weighted average estimate based on multiple scenarios varying in timing and amount of earn-out payment. This probably-weighted estimate is then discounted to its net present value taking into account expected time when earn-out would become payable in 2024, 2025 and 2026. This contingent consideration was initially recorded along with the purchase price allocation of this business combination as explained in Note 3. A fair-value adjustments resulting in a financial charge of $ 2.4 million has been recorded as of December 31, 2022. The Company used a discount rate of 14.95%
Derivative financial liability	$ (672,000)		€ 630,000
Share price conversion percentage	150.00%
Fair value measurement (in Dollars)	$ 910,000
PPP Loans [Member]
Financial Instruments and Fair Value (Details) [Line Items]
Interest rate percentage	1.00%
Innovatus Debt Facility [Member]
Financial Instruments and Fair Value (Details) [Line Items]
Variable interest rate	4.00%
MDXHEALTH INC.[Member]
Financial Instruments and Fair Value (Details) [Line Items]
Fair value measurement (in Dollars)	$ 891,000